LEASES - Summary of operating lease right-of-use assets and liabilities (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Operating Lease Assets [Abstract]
Total operating lease assets - initial measurement	¥ 479,744
Less: accumulated amortization	(87,873)
Operating Lease Assets, net	391,871	$ 391,871
Total operating lease liabilities - initial measurement	479,744
Accrued interest	17,628
Payment to liabilities	158,253
Total operating lease liabilities	339,119
Less: operating lease liabilities, current	91,737	91,737
Long-term Operating Lease Liabilities	247,382	$ 247,382
Main Office [Member]
Operating Lease Assets [Abstract]
Total operating lease assets - initial measurement	¥ 479,744